UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21075

Dreyfus Institutional Cash Advantage Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	10 /31/11

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Institutional Cash
Advantage Fund

SEMIANNUAL REPORT October 31, 2011

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
26	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Cash Advantage Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Cash Advantage Fund covers the six-month period ended October 31, 2011. During the reporting period, the fund’s Administrative Advantage shares produced an annualized yield of 0.03%, Participant Advantage shares produced an annualized yield of 0.00%, Institutional Advantage shares produced an annualized yield of 0.10% and Investor Advantage shares produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund’s Administrative Advantage shares, Participant Advantage shares, Institutional Advantage shares and Investor Advantage shares produced annualized effective yields1 of 0.03%, 0.00%, 0.10% and 0.00%, respectively.2

Yields of money market instruments hovered near historically low levels throughout the reporting period as short-term interest rates remained unchanged in a faltering U.S. economy.

Mixed Economic Data Sparked Shifts in Market Sentiment

Economic headwinds intensified in the weeks just prior to the start of the reporting period when energy prices surged higher amid unrest in the Middle East and devastating natural and nuclear disasters in Japan disrupted the global industrial supply chain. In addition, Greece appeared headed toward default on its sovereign debt, and a contentious debate about government spending, borrowing and taxes dominated headlines in the United States as the federal government approached the upper limits of its debt authorization. In this environment, and as it has since December 2008, the Federal Reserve Board (the “Fed”) maintained an aggressively accommodative monetary policy, keeping short-term interest rates within a historically low range between 0.00% and 0.25%.

May saw mixed economic data.While industrial production picked up, the unemployment rate climbed from 9.0% to 9.1%.The U.S. housing market continued to deteriorate, posting declines in existing home sales and housing starts.

The Fed ended its massive quantitative easing program in June after purchasing approximately $600 billion of U.S. Treasury securities, and investors were relieved when the program’s termination had relatively little immediate impact on the financial markets. Meanwhile, energy prices moderated even as manufacturing activity increased.These positive developments were largely offset by declining consumer confidence, weakness in U.S. housing markets and sluggish job creation. In fact, the unemployment rate crept higher to 9.2% in June, and it later was announced that U.S. gross domestic product grew at a sluggish 1.3% annualized rate during the second quarter of 2011.

July saw heightened turmoil in the financial markets as Greece moved closer to default, and an unprecedented default on U.S. government debt loomed as the U.S. Congress continued to engage in a rancorous debate about federal budget deficits. Some of these worries came to a head in early August, when Congress passed legislation raising the U.S. debt ceiling, and Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities.The rating on short-term government debt, including securities purchased by many money market funds, was unchanged. Later in the month, hurricanes, drought and wildfires inflicted additional damage on an already battered economy.

September brought more turbulence in the financial markets when investors apparently believed that the U.S. economy was headed for recession. However, the data seemed to tell a somewhat different story, as the unemployment rate moderated to 9.0%, existing-home sales moved higher and evidence emerged that U.S. households had reduced their debt-service burdens to a level not seen since 1994. In spite of the data, investors remained fixated on the European sovereign debt crisis and the possibility that the region’s problems might spread to other parts of the world.

Economic sentiment changed dramatically in October, when new releases of economic data suggested that the U.S. economy continued to show resilience and it appeared that European officials had finally agreed on measures to address the region’s debt crisis.At the same time, the U.S. industrial and manufacturing sectors continued to show improvement, and housing starts surged to their highest level in nearly 18 months. While these developments provided no guarantee that a return to recession had been avoided, they were enough to spark strong rebounds among investments that had been severely punished during the summer downturn. It later was announced that U.S. gross domestic product grew at an annualized rate of 2.0% during the third quarter.

The Fund	3

LETTER TO SHAREHOLDERS (continued)

Outlook Clouded by Macroeconomic Developments

As has been the case for some time, yields of money market instruments remained near zero percent throughout the reporting period. Yield differences along the market’s maturity spectrum remained relatively narrow, so it continued to make little sense to incur the additional risks that longer-dated securities typically entail. Therefore, we maintained the fund’s weighted average maturity in a range that was slightly shorter than industry averages.

Despite the glimmers of potential economic improvement late in the reporting period, the economic outlook remains cloudy. The Fed has signaled that it is prepared to keep short-term interest rates near historical lows “at least through mid-2013,” and we see little reason to believe that monetary policymakers have changed their minds. Therefore, we intend to maintain the fund’s focus on quality and liquidity.

Patricia A. Larkin
Senior Portfolio Manager
November 15, 2011
New York, NY

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s yields for its Participant Advantage shares and
Investor Advantage shares would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Fund from May 1, 2011 to October 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2011

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$.80	$1.16	$1.31	$1.36
Ending value (after expenses)	$1,000.50	$1,000.20	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2011

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$.81	$1.17	$1.32	$1.37
Ending value (after expenses)	$1,024.33	$1,023.98	$1,023.83	$1,023.78

†	Expenses are equal to the fund’s annualized expense ratio of .16% for Institutional Advantage, .23% for
Administrative Advantage, .26% for Investor Advantage and .27% for Participant Advantage, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The Fund	5

STATEMENT OF INVESTMENTS
October 31, 2011 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—33.5%	Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.33%, 1/4/12	500,000,000		500,000,000
Barclays Bank
0.65%—0.70%, 11/9/11—11/28/11	1,000,000,000	[a]	1,000,000,000
BNP Paribas (Yankee)
0.38%—0.44%, 11/7/11—12/8/11	350,000,000		350,000,000
Credit Industriel et Commercial (Yankee)
0.47%, 11/2/11	1,000,000,000		1,000,000,000
Credit Suisse (Yankee)
0.36%, 1/3/12	500,000,000		500,000,000
DZ Bank AG (London)
0.35%, 12/9/11	800,000,000		800,002,108
Fortis Bank SA/NV (Yankee)
0.38%, 12/8/11	100,000,000		100,000,000
Lloyds TSB Bank (London)
0.40%, 11/25/11	500,000,000		500,000,000
Natixis New York (Yankee)
0.47%, 11/9/11	500,000,000		500,000,000
Rabobank Nederland (Yankee)
0.37%, 5/29/12—5/31/12	300,000,000		299,991,241
Royal Bank of Scotland PLC (Yankee)
0.34%—0.38%, 11/3/11—12/9/11	1,000,000,000		1,000,000,000
Societe Generale (Yankee)
0.38%, 12/7/11	500,000,000		500,000,000
Total Negotiable Bank Certificates of Deposit
(cost $7,049,993,349)			7,049,993,349

Commercial Paper—13.4%
Caisse Damort De La Dette Sociale
0.24%—0.30%, 11/10/11—11/25/11	688,000,000		687,914,090
Erste Abwicklungsanstalt
0.32%, 11/14/11	100,000,000		99,988,445
General Electric Co.
0.04%, 11/1/11	275,000,000		275,000,000
RBS Holdings USA
0.41%, 12/5/11	215,000,000		214,916,747

	Principal
Commercial Paper (continued)	Amount ($)		Value ($)
Societe Generale N.A. Inc.
0.40%, 11/10/11	1,050,000,000		1,049,895,000
UBS Finance Delaware Inc.
0.03%, 11/1/11	200,000,000		200,000,000
Westpac Banking Corp.
0.30%, 11/15/11	111,000,000	[b]	110,987,050
Westpac Securities NZ Ltd.
0.28%—0.31%,
11/4/11—12/12/11	170,250,000	[b]	170,222,084
Total Commercial Paper
(cost $2,808,923,416)			2,808,923,416

Asset-Backed Commercial Paper—.7%
Govco
0.32%, 11/8/11	48,000,000	[b]	47,997,013
Grampian Funding LLC
0.37%, 12/12/11	90,000,000	[b]	89,962,075
Total Asset-Backed Commercial Paper
(cost $137,959,088)			137,959,088

Time Deposits—10.9%
Bank of Tokyo-Mitsubishi Ltd.
(Grand Cayman)
0.06%, 11/1/11	500,000,000		500,000,000
DnB NOR Bank ASA (Grand Cayman)
0.06%, 11/1/11	508,000,000		508,000,000
KBC Bank (Grand Cayman)
0.06%, 11/1/11	527,000,000		527,000,000
Nordea Bank Finland (Grand Cayman)
0.04%, 11/1/11	250,000,000		250,000,000
Swedbank (ForeningsSparbanken AB)
(Grand Cayman)
0.08%, 11/1/11	500,000,000		500,000,000
Total Time Deposits
(cost $2,285,000,000)			2,285,000,000

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
U.S. Government Agencies—6.2%	Amount ($)		Value ($)
Federal Home Loan Bank
0.25%, 11/1/11	600,000,000	[a]	599,831,601
Federal Home Loan Mortgage Corp.
0.29%, 11/1/11	500,000,000	[a,c]	499,819,576
Federal National Mortgage Association
0.29%, 11/1/11	200,000,000	[a,c]	199,956,540
Total U.S. Government Agencies
(cost $1,299,607,717)			1,299,607,717

U.S. Treasury Bills—12.7%
0.00%—0.01%, 11/25/11—1/26/12
(cost $2,674,972,431)	2,675,000,000		2,674,972,431

U.S. Treasury Notes—3.3%
0.03%—0.05%, 1/3/12—4/2/12
(cost $704,035,254)	701,970,000		704,035,254

Repurchase Agreements—19.3%
ABN AMRO Bank N.V.
0.11%, dated 10/31/11, due 11/1/11 in the
amount of $1,400,004,278 (fully collateralized by
$256,900,000 U.S. Treasury Bonds, 4.25%-4.38%,
due 5/15/39-5/15/41, value $308,781,343,
$685,700,000 U.S. Treasury Inflation Protected
Securities, 0.50%-3%, due 7/15/12-2/15/41,
value $869,571,917 and $243,642,900
U.S. Treasury Notes, 0.63%-3.63%,
due 6/30/12-5/15/21, value $249,646,755)	1,400,000,000		1,400,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Barclays Capital, Inc.
0.09%, dated 10/31/11, due 11/1/11 in the
amount of $152,000,380 (fully collateralized by
$152,544,500 U.S. Treasury Notes, 1.75%-2.63%,
due 10/31/18-11/15/20, value $155,040,068)	152,000,000	152,000,000
Deutsche Bank Securities Inc.
0.08%, dated 10/31/11, due 11/1/11 in the
amount of $450,001,000 (fully collateralized
by $30,278,500 U.S. Treasury Bonds, 6.63%,
due 2/15/27, value $44,711,416 and
$394,854,500 U.S. Treasury Notes, 1%-2.38%,
due 10/31/16-6/30/18, value $414,288,632)	450,000,000	450,000,000
HSBC USA Inc.
0.08%-0.20%, dated 10/31/11, due 11/1/11 in
the amount of $685,001,710 (fully collateralized
by $51,034,604 Corporate Bonds, 0.47%-8.38%,
due 11/15/11-10/15/27, value $51,772,199,
$317,631,600 U.S. Treasury Notes, 1.50%-3.63%,
due 5/15/13-7/31/18, value $332,064,343
and $748,967,000 U.S. Treasury Strips,
due 11/15/11-8/15/41, value $315,643,500)	685,000,000	685,000,000
Merrill Lynch & Co. Inc.
0.08%, dated 10/31/11, due 11/1/11 in the
amount of $965,002,144 (fully collateralized by
$223,672,154 U.S. Treasury Bonds, 3.50%-4.63%,
due 2/15/39-2/15/40, value $242,580,463,
$672,949,996 U.S. Treasury Notes, 0.38%-3.63%,
due 6/30/13-2/15/21, value $718,876,785 and
$28,976,158 U.S. Treasury Strips, due 5/15/21,
value $22,842,774)	965,000,000	965,000,000

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
RBC Capital Markets
0.06%-0.205%, dated 10/31/11, due 11/1/11 in
the amount of $400,001,472 (fully collateralized
by $375,000 African Development Bank, 6.88%,
due 10/15/15, value $445,858, $386,098,070
Corporate Bonds, 0%-4.90%, due 4/15/17-12/1/45,
value $206,000,000, $77,550,000 Federal Home
Loan Bank, 1.50%-2.25%, due 10/25/16-10/26/26,
value $77,156,448, $12,105,000 Federal Home Loan
Mortgage Corp., 1%-2%, due 10/26/16-12/27/19,
value $12,059,512, $111,971,000 Federal National
Mortgage Association, 0.50%-5.50%, due 7/25/14-10/1/41,
value $112,304,784, $357,000 Financing Corp., 0%,
due 11/2/11-9/26/18, value $330,178, $3,132,392
Government National Mortgage Association, 0%-24.57%,
due 3/20/24-10/16/41, value $1,664,767 and
$114,000 International Bank for Reconstruction
and Development, 0%, due 2/15/15-2/15/16,
value $108,080)	400,000,000	400,000,000
Total Repurchase Agreements
(cost $4,052,000,000)		4,052,000,000

Total Investments (cost $21,012,491,255)	100.0%	21,012,491,255

Cash and Receivables (Net)	.0%	8,730,680

Net Assets	100.0%	21,021,221,935

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2011, these securities amounted to $419,168,222 or 2.0% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	53.2	Finance	4.6
U.S. Government/Agencies	22.2	Asset-Backed/Banking	.7
Repurchase Agreements	19.3		100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $ 4,052,000,000)—Note 1(b)	21,012,491,255	21,012,491,255
Cash		200,630
Interest receivable		12,186,936
Prepaid expenses		181,592
		21,025,060,413
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		3,132,598
Payable for shares of Beneficial Interest redeemed		521,898
Accrued expenses		183,982
		3,838,478
Net Assets ($)		21,021,221,935
Composition of Net Assets ($):
Paid-in capital		21,021,615,311
Accumulated net realized gain (loss) on investments		(393,376)
Net Assets ($)		21,021,221,935

Net Asset Value Per Share

Institutional Advantage Shares
Net Assets ($)		20,068,073,093
Shares Outstanding		20,068,460,474
Net Asset Value Per Share ($)		1.00
Administrative Advantage Shares
Net Assets ($)		700,078,633
Shares Outstanding		700,083,229
Net Asset Value Per Share ($)		1.00
Investor Advantage Shares
Net Assets ($)		14,959,828
Shares Outstanding		14,960,150
Net Asset Value Per Share ($)		1.00
Participant Advantage Shares
Net Assets ($)		238,110,381
Shares Outstanding		238,111,458
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2011 (Unaudited)

Investment Income ($):
Interest Income	46,142,556
Expenses:
Management fee—Note 2(a)	26,156,951
Distribution fees—Note 2(b)	827,430
Trustees’ fees and expenses—Note 2(c)	519,813
Custodian fees—Note 2(b)	438,614
Registration fees	90,038
Professional fees	53,846
Shareholder servicing costs—Note 2(b)	14,356
Prospectus expense	6,716
Miscellaneous	304,851
Total Expenses	28,412,615
Less—reduction in expenses due to undertakings—Note 2(a)	(427,522)
Less—reduction in fees due to earnings credits—Note 2(b)	(7)
Net Expenses	27,985,086
Investment Income—Net	18,157,470
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(655,963)
Net Increase in Net Assets Resulting from Operations	17,501,507

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011
Operations ($):
Investment income—net	18,157,470	73,916,037
Net realized gain (loss) on investments	(655,963)	262,587
Net Increase (Decrease) in Net Assets
Resulting from Operations	17,501,507	74,178,624
Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage Shares	(18,037,315)	(73,006,075)
Administrative Advantage Shares	(117,309)	(920,219)
Investor Advantage Shares	(142)	(948)
Participant Advantage Shares	(2,704)	(244)
Total Dividends	(18,157,470)	(73,927,486)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage Shares	120,775,895,701	264,368,570,394
Administrative Advantage Shares	1,355,918,506	2,542,074,968
Investor Advantage Shares	23,047,786	88,322,290
Participant Advantage Shares	538,109,202	745,461,949
Net assets received in connection
with reorganization—Note1	554,519,328	—
Dividends reinvested:
Institutional Advantage Shares	6,911,567	30,219,753
Administrative Advantage Shares	9,451	78,909
Investor Advantage Shares	51	624
Participant Advantage Shares	1,757	189
Cost of shares redeemed:
Institutional Advantage Shares	(141,438,571,257)	(252,407,261,458)
Administrative Advantage Shares	(1,408,283,483)	(2,504,716,273)
Investor Advantage Shares	(29,605,763)	(90,994,912)
Participant Advantage Shares	(563,404,458)	(771,482,928)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(20,185,451,612)	12,000,273,505
Total Increase (Decrease) in Net Assets	(20,186,107,575)	12,000,524,643
Net Assets ($):
Beginning of Period	41,207,329,510	29,206,804,867
End of Period	21,021,221,935	41,207,329,510

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Institutional	Six Months Ended
Advantage	October 31, 2011				Year Ended April 30,
Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning
of period	1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment
income—net	.001		.002	.003	.020	.047	.052
Distributions:
Dividends from
investment
income—net	(.001)		(.002)	(.003)	(.020)	(.047)	(.052)
Net asset value,
end of period	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)	.10	[a]	.20	.27	2.02	4.81	5.31
Ratios/Supplemental
Data (%):
Ratio of total
expenses to
average net assets	.16	[a]	.16	.16	.18	.15	.15
Ratio of net
expenses to
average net assets	.16	[a]	.15	.16	.17	.13	.13
Ratio of net
investment
income to
average
net assets	.11	[a]	.20	.27	2.11	4.54	5.20
Net Assets,
end of period
($ x 1,000)	20,068,073		40,170,075	28,178,302	34,097,420	40,106,370	19,632,738

a Annualized.
See notes to financial statements.

Six Months Ended
Administrative	October 31, 2011		Year Ended April 30,
Advantage Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.001	.002	.019	.046	.051
Distributions:
Dividends from
investment income—net	(.000)[a]	(.001)	(.002)	(.019)	(.046)	(.051)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.04[b]	.13	.19	1.95	4.73	5.24
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.23[b]	.23	.23	.25	.22	.22
Ratio of net expenses
to average net assets	.23[b]	.22	.23	.24	.20	.20
Ratio of net investment income
to average net assets	.03[b]	.13	.19	2.03	4.63	5.13
Net Assets, end of period
($ x 1,000)	700,079	752,389	714,946	547,902	778,735	935,179

a	Amount represents less than $.001 per share.
b	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Investor	October 31, 2011		Year Ended April 30,
Advantage Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.001	.017	.045	.049
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.001)	(.017)	(.045)	(.049)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00[b]	.08	1.76	4.55	5.05
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.42[c]	.41	.42	.43	.40	.40
Ratio of net expenses
to average net assets	.26[c]	.35	.39	.42	.38	.38
Ratio of net investment income
to average net assets	.00[b,c]	.00[b]	.13	1.88	4.36	4.97
Net Assets, end of period
($ x 1,000)	14,960	21,488	24,160	131,450	133,758	116,407

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

Six Months Ended
Participant	October 31, 2011			Year Ended April 30,
Advantage Shares	(Unaudited)	2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000	[a]	.000	[a]	.016	.043	.048
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)	[a]	(.000)	[a]	(.016)	(.043)	(.048)
Net asset value, end of period	1.00	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00	[b]	.05		1.65	4.40	4.90
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.56[c]	.56		.56		.59	.55	.55
Ratio of net expenses
to average net assets	.27[c]	.36		.39		.55	.51	.53
Ratio of net investment income
to average net assets	.00[b,c]	.00	[b]	.05		1.47	3.99	4.82
Net Assets, end of period ($ x 1,000)	238,110	263,377		289,396		376,195	155,088	12,011

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Fund (the “fund”) is the sole series of Dreyfus Institutional Cash Advantage Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on June 7, 2011, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Trustees, all of the assets, subject to the liabilities, of Dreyfus Institutional Cash Advantage Plus Fund, were transferred to the fund. Shareholders of Dreyfus Institutional Cash Advantage Plus Fund received Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage shares of the fund, in an amount equal to the aggregate net asset value of the investment in Dreyfus Institutional Cash Advantage Plus Fund at the time of the exchange.The net asset value of the fund’s shares at the close of business on June 7, 2011, after the reorganization, was $1.00 per share, and a total of 554,404,401 Institutional Advantage, 55,411 Administrative Advantage, 29,917 Investor Advantage and 29,599 Participant Advantage shares representing net assets of $554,519,328, were issued to Dreyfus Institutional Cash Advantage Plus Fund shareholders in the exchange. The exchange was a tax-free event to shareholders.

The net assets immediately before the acquisition were as follows:

Net Assets ($)
Dreyfus Institutional Cash Advantage Plus Fund—Target Fund	554,519,328
Dreyfus Institutional Cash Advantage Fund—Acquiring Fund	51,012,832,852
Total	51,567,352,180

Assuming the acquisition had been completed on May 1, 2011, the acquiring fund’s pro forma results of the Statement of Operations during the period ended October 31, 2011 were as follows:

Net investment income (loss)	$18,169,479[1]
Net realized and unrealized gain (loss) on investments	(655,963)[2]
Net increase (decrease) in net assets
resulting from operations	$17,513,516

1	$18,157,470 as reported in the Statement of Operations plus $12,009 Dreyfus Institutional
Cash Advantage Plus Fund pre-merger.
2	($655,963) as reported in the Statement of Operations plus $0 Dreyfus Institutional Cash
Advantage Plus Fund pre-merger.

Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Dreyfus Institutional Cash Advantage Plus Fund that have been included in the fund’s statement of operations since June 7, 2011.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage. Administrative Advantage, Investor Advantage and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	21,012,491,255
Level 3—Significant Unobservable Inputs	—
Total	21,012,491,255
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities fall below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2011 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .15% of the value of the fund’s average daily net assets and is payable monthly.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level and may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. In addition, Participant Advantage shares have an expense limit of .51%, which is still in effect.The reduction in expenses, pursuant to the undertakings, amounted to $5,172 for Institutional Advantage shares, $8,087 for Administrative Advantage shares, $13,861 for Investor Advantages shares and $400,402 for Participant Advantage shares during the period ended October 31, 2011.

(b) Under the fund’s Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage, Investor Advantage, and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07%, .25% and .40% of the value of the average daily net assets of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares, respectively.The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares owned by shareholders with whom the ServiceAgent has a Servicing relationship or for whom the ServiceAgent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2011, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $255,320, $22,189 and $549,921, respectively, pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2011, the fund was charged $5,691 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2011, the fund was charged $397 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $7.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2011, the fund was charged $438,614 pursuant to the custody agreement.

During the period ended October 31, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees 2,833,691, Rule 12b-1 distribution plan fees $118,735, custodian fees $235,826, chief compliance officer fees $4,246 and transfer agency per account fees $2,342, which are offset against an expense reimbursement currently in effect in the amount of $62,242.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 13 and 14, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of October 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expense ratio were below the Expense Group and Expense Universe medians.

The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.They also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	29

For More Information

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Cash Advantage Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 19, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	December 19, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)